Property, plant and equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 26,774	$ 5,084
Property, plant and equipment at end of period	$ 5,084	198,848	26,774
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		26,774	5,084
Property, plant and equipment at end of period	5,084	198,848	26,774
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		31,935	5,383
Additions	5,383	222,654	26,306
Foreign exchange on translation		1,369	246
Property, plant and equipment at end of period	5,383	255,958	31,935
Amortisation | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(5,161)	(299)
Foreign exchange on translation	9	601	(75)
Charge	(308)	(52,550)	(4,787)
Property, plant and equipment at end of period	$ (299)	$ (57,110)	$ (5,161)